OTHER NON-CURRENT ASSETS (Tables)	9 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
Schedule of other current assets

	December 31,	March 31,
	2022	2022
	(Unaudited)
Prepayments of automobiles purchased (i)	$837,731	$—